SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
List of Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES	SIGNIFICANT ACCOUNTING POLICIES
(a)BASIS OF PRESENTATION
All amounts are in Canadian dollars unless otherwise noted. Our functional currency is the Canadian dollar. We prepare the consolidated financial statements on a historical cost basis, except for:
•certain financial instruments as disclosed in note 17, which are measured at fair value;
•the net deferred pension liability, which is measured as described in note 23; and
•liabilities for stock-based compensation, which are measured at fair value as disclosed in note 25.

(b)BASIS OF CONSOLIDATION
Subsidiaries are entities we control. We include the financial statements of our subsidiaries in our consolidated financial statements from the date we gain control of them until our control ceases. We eliminate all intercompany transactions and balances between our subsidiaries on consolidation.

(c)FOREIGN CURRENCY TRANSLATION
We translate amounts denominated in foreign currencies into Canadian dollars as follows:
•monetary assets and liabilities - at the exchange rate in effect as at the date of the Consolidated Statements of Financial Position;
•non-monetary assets and liabilities, and related depreciation and amortization - at the historical exchange rates; and
•revenue and expenses other than depreciation and amortization - at the average rate for the month in which the transaction was recognized.

(d)BUSINESS COMBINATIONS
We account for business combinations using the acquisition method of accounting. Only acquisitions that result in our gaining control over the acquired businesses are accounted for as business combinations. We possess control over an entity when we conclude we are exposed to variable returns from our involvement with the acquired entity and we have the ability to affect those returns through our power over the acquired entity.

We calculate the fair value of the consideration paid as the sum of the fair value at the date of acquisition of the assets we transferred, the equity interests we issued, and the liabilities we incurred to former owners of the subsidiary.

We measure goodwill as the fair value of the consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, which are generally measured at fair value as of the acquisition date. When the excess is negative, a gain on acquisition is recognized immediately in net income.

We expense the transaction costs associated with acquisitions as we incur them.

During the year ended December 31, 2021, we made several individually immaterial acquisitions and recognized $51 million of related goodwill, $37 million of which has been allocated to our Cable operating segment and $14 million of which has been allocated to our Media operating segment. During the year ended December 31, 2020, we made several individually immaterial acquisitions and recognized $50 million in related goodwill, all of which was allocated to our Cable operating segment.

(e)GOVERNMENT GRANTS
We recognize government financial assistance when there is reasonable assurance that we will comply with the conditions of the assistance and the assistance will be received. Assistance related to expenses is recognized as a reduction of the related expense; assistance related to assets is recognized as a reduction to the carrying amount of the asset. During the year ended December 31, 2020, we qualified for $91 million of funding associated with the Canada Emergency Wage Subsidy (CEWS) program, a federal government initiative offered to eligible employers who kept individuals employed during COVID-19.

(f)NEW ACCOUNTING PRONOUNCEMENTS ADOPTED IN 2021
We adopted the following IFRS amendments in 2021. They did not have a material effect on our consolidated financial statements.
•Interest Rate Benchmark Reform - Phase 2 (Amendments to IFRS 9, IAS 39, and IFRS 7), addressing issues that might affect financial reporting after the reform of an interest rate benchmark. There is significant uncertainty over the timing of when the replacements for IBORs will be effective and what those replacements will be. We will actively monitor the IBOR reform and consider circumstances as we renew or enter into new financial instruments.
•Amendments to IFRS 16, Leases, allowing lessees to not assess whether a COVID-19-related rent concession is a lease modification.
(g)RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED
The IASB has issued the following new standard and amendments that will become effective in a future year and could have an impact on our consolidated financial statements in future periods:
•IFRS 17, Insurance Contracts, a replacement of IFRS 4, Insurance Contracts, that aims to provide consistency in the application of accounting for insurance contracts (January 1, 2023).
•Amendments to IFRS 3, Business Combinations - Updating a Reference to the Conceptual Framework, updating a reference in IFRS 3 to now refer to the Conceptual Framework (January 1, 2022).
•Amendments to IAS 16, Property, Plant and Equipment: Proceeds before intended use, prohibiting reducing the cost of property, plant and equipment by proceeds while bringing an asset to capable operations (January 1, 2022).
•Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets - Onerous Contracts, specifying costs an entity should include in determining the "cost of fulfilling" a potential onerous contract (January 1, 2022).
•Amendments to IAS 1, Presentation of Financial Statements - Classification of Liabilities as Current or Non-current, clarifying the classification requirements in the standard for liabilities as current or non-current (January 1, 2023).
•Amendments to IAS 1, Presentation of Financial Statements - Disclosure of Accounting Policies, requiring entities to disclose material, instead of significant, accounting policy information (January 1, 2023).
•Amendments to IAS 8, Accounting Policies - Changes in Accounting Estimates and Errors, clarifying the definition of "accounting policies" and "accounting estimates" (January 1, 2023).
•Amendments to IAS 12, Income Taxes - Deferred Tax related to Assets and Liabilities arising from a Single Transaction, narrowing the scope for exemption when recognizing deferred taxes (January 1, 2023).

We do not expect IFRS 17, Insurance Contracts, or the amendments effective January 1, 2022, will have an effect on our consolidated financial statements. We are assessing the impacts, if any, the remaining amendments will have on our consolidated financial statements; however we currently do not expect any material impacts.

(h)ADDITIONAL SIGNIFICANT ACCOUNTING POLICIES, ESTIMATES, AND JUDGMENTS
When preparing our consolidated financial statements, management makes judgments, estimates, and assumptions that affect how accounting policies are applied and the amounts we report as assets, liabilities, revenue, and expenses. Our significant accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our significant accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
4	Reportable Segments	16	X		X
5	Revenue Recognition	18	X	X	X
7	Property, Plant and Equipment	22	X	X	X
8	Leases	24	X	X	X
9	Intangible Assets and Goodwill	26	X	X	X
10	Restructuring, Acquisition and Other	29	X		X
13	Income Taxes	31	X		X
14	Earnings Per Share	33	X
15	Accounts Receivable	33	X		X
16	Inventories	34	X
17	Financial Instruments	34	X	X	X
18	Investments	46	X
20	Provisions	50	X	X	X
23	Post-Employment Benefits	54	X	X
25	Stock-Based Compensation	61	X	X
28	Commitments and Contingent Liabilities	65	X		X